Note 16 - Shareholders' Equity (Details Textual) - EUR (€)							2 Months Ended	5 Months Ended	12 Months Ended
	Aug. 29, 2018	Apr. 25, 2017	Apr. 26, 2016	Jan. 18, 2013	Jun. 25, 2010	Jun. 24, 2010	Jul. 31, 2001	Dec. 31, 1998	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Feb. 18, 2016	Dec. 31, 2015	Dec. 19, 2012	May 22, 2007
Common Stock, Shares, Issued, Total									29,368,394	29,368,394
Common Stock, Par or Stated Value Per Share									€ 0.13	€ 0.13
Common Stock, Shares, Outstanding, Ending Balance									28,997,866	28,997,866
Statutory Retained Earnings (Statutory Accumulated Deficit)									€ (15,011,000)
Treasury Stock, Shares, Ending Balance									370,528	370,528
Treasury Stock, Shares, Acquired							180,290	190,238
Treasury Stock, Value, Acquired, Par Value Method							€ 493,000	€ 649,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									165,000
Share Price									€ 1.85
The 2010 Plan [Member]
Common Stock, Shares Subscribed but Unissued						229,100
The 2012 Plan [Member]
Common Stock, Shares Subscribed but Unissued															500,000
The 2016 Plan [Member]
Common Stock, Shares Subscribed but Unissued													1,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									165,000	260,000	575,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price									€ 2.65	€ 2.39	€ 3.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance									1,347,600	1,207,600	1,427,438			917,188
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number									772,600	598,850	774,938
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options									€ 352,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									3 years 240 days
Employee Stock Option [Member] | The 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					95,912
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					€ 1.88
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance									50,000
Employee Stock Option [Member] | The 2007 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					1 year
Employee Stock Option [Member] | The 2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					4 years
Employee Stock Option [Member] | The 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						229,100
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						€ 2.38
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance									120,100
Employee Stock Option [Member] | The 2010 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						1 year
Employee Stock Option [Member] | The 2010 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years
Employee Stock Option [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				€ 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance									297,500
Stock Granted, Value, Share-based Compensation, Gross												€ 660,000
Allocated Share-based Compensation Expense, Total									€ 0	€ 2,000	€ 29,000
Employee Stock Option [Member] | The 2012 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				1 year
Employee Stock Option [Member] | The 2012 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years
Employee Stock Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	165,000	260,000	575,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	€ 2.65	€ 2.39	€ 3.22
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance									880,000
Stock Granted, Value, Share-based Compensation, Gross	€ 219,000									335,000	960,000
Allocated Share-based Compensation Expense, Total									€ 289,000	€ 380,000	€ 331,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number									305,000
Employee Stock Option [Member] | The 2016 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year	1 year	1 year
Employee Stock Option [Member] | The 2016 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years	4 years	4 years
The 2007 Plan [Member]
Common Stock, Shares Subscribed but Unissued																600,000
Treasury Stock, Held for Purchase for Option Holder Exercises [Member]
Treasury Stock, Shares, Ending Balance									120,100
Treasury Stock, Reissuance Price Per Share									€ 2.38